Other Financial Items - Schedule of Other Financial Items (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Impairment of loan	$ 0	$ (7,627)
Financing arrangement fees and other costs	(283)	130
Amortization of debt guarantee	1,234	0
Others	1,775	(502)
Other financial items, net	(3,495)	(14,979)
Interest Rate Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Mark-to-market adjustment for derivatives	1,056	(18,699)
Interest expense on undesignated interest rate swaps	(3,436)	(8,165)
Equity Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Mark-to-market adjustment for derivatives	$ (3,841)	$ 19,884